SEGMENT AND GEOGRAPHICAL INFORMATION (Revenue by Country) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Segment Reporting Information [Line Items]
Revenue	$ 164,492	$ 168,812
GERMANY [Member]
Segment Reporting Information [Line Items]
Revenue	67,501	68,656
NETHERLANDS [Member]
Segment Reporting Information [Line Items]
Revenue	49,007	59,257
United States [Member]
Segment Reporting Information [Line Items]
Revenue	35,787	33,129
Other Countries [Member]
Segment Reporting Information [Line Items]
Revenue	$ 12,197	$ 7,770